Revenue - Schedule of contract liabilities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue
Contract liabilities at beginning of period	€ 190,154	€ 334,123
Deferred during the year	1,021,095	190,154
Recognized as revenue during the year	(190,154)	(334,123)
Contract liabilities at end of period	€ 1,021,095	€ 190,154